Document and Entity Information	Aug. 20, 2020
Cover [Abstract]
Entity Registrant Name	ANAPTYSBIO, INC
Amendment Flag	false
Entity Central Index Key	0001370053
Document Type	8-K
Document Period End Date	Aug. 20, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-37985
Entity Tax Identification Number	20-3828755
Entity Address, Address Line One	10421 Pacific Center Court
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	362-6295
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	ANAB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false